Taxation - Schedule of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate [Abstract]
Income before income taxes	$ 1,340,247	$ 1,046,356	$ 1,421,303
Income tax expense	$ 120,623	$ 94,172
Income tax expense	9.00%	9.00%
Non-deductible item	$ 12,464	$ 10,509
Non-deductible item	0.90%	1.00%
Effect of tax holiday	$ (15,996)	$ (9,190)
Effect of tax holiday	(1.20%)	(0.90%)
Income tax expenses	$ 117,091	$ 95,491